Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000089187 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089187 [Member] | BAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089187 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089187 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000089187 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000089187 [Member] | BA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000089187 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089188 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000089188 [Member] | BAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089188 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089188 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000089188 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000089188 [Member] | BA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089188 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%